Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

Note 10 — Leases

As of June 30, 2024 and December 31, 2023, the Company had operating leases recorded on the Condensed Consolidated Balance Sheets for equipment leased at the helium plant in the St. Johns Field, office space in Houston, Texas (the “Houston Office”) and a site lease agreement in Arizona (the “Site Lease Agreement”) for storage of equipment. The helium plant equipment lease expires in March 2028, the Houston Office lease was amended in October 2023 and included an extension of the expiration date from October 2025 to January 2027 and the Site Lease Agreement expired in February 2024. All the leases had renewal options, but the Company did not recognize any of the renewal options. The Company excluded variable lease payments for operating expenses in the Houston Office and the service component of the equipment lease.

The accompanying balance sheets include leases with terms greater than 12 months at commencement. The present value of future lease payments was determined based upon the Company’s incremental borrowing rate. The table below summarizes the Company’s discount rate and remaining lease term.

	June 30, 2024	June 30, 2023
Weighted-average discount rate
Operating leases	26.80%	10.00%

Weighted-average remaining lease term (years)
Operating leases	3.63	2.34

The following table presents the components of the Company’s lease expenses for the following periods.

		Three Months Ended		Six Months Ended
		June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Lease costs	Classification on our Statement of Operations
Operating lease costs	General and administrative expenses	$11,285	$15,876	$22,570	$31,751
Operating lease costs	Lease operating expenses	$—	$1,451	$968	$2,903
Operating lease costs	Gathering and processing expenses	$90,000	$—	$180,000	$—
Short-term lease costs	General and administrative expenses	$—	$2,209	$—	$4,418
Variable lease costs	Gathering and processing expenses	$60,000	$—	$120,000	$—
Variable lease costs	General and administrative expenses	$7,173	$10,770	$15,527	$21,539

Supplemental cash flow information related to leases were as follows:

	Six Months Ended
	June 30, 2024	June 30, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating lease – operating cash flows	$203,978	$39,660

Maturities of the Company’s operating lease liabilities included on the accompanying Condensed Consolidated Balance Sheets as of June 30, 2024 were as follows:

Operating Leases
2024	202,308
2025	405,855
2026	407,207
2027	363,943
2028	90,000
Total minimum lease payments	1,469,313
Less: imputed interest	(519,960)
Present value of future minimum lease payments	949,353
Less current obligation under leases	(182,314)
Non-current lease obligations	$767,039

Note 10 — Leases

As of December 31, 2023 and 2022, the Company had operating leases recorded on the Consolidated Balance Sheets for equipment leased at the plant in the St. Johns Field, office space in Houston, Texas (the “Houston Office”) and a site lease agreement in Arizona (the “Site Lease Agreement”) for storage of equipment. The equipment lease expires in March 2028, the Houston Office lease expires in January 2027 and the Site Lease Agreement expires in February 2024.

All the leases have renewal options, but the Company did not recognize any of the renewal options. The Company excluded variable lease payments for operating expenses in the Houston Office and the service component of the equipment lease.

The accompanying balance sheets include leases with terms greater than 12 months at commencement. The present value of future lease payments was determined based upon the Company’s incremental borrowing rate. The table below summarizes the Company’s discount rate and remaining lease term.

	December 31,
	2023	2022
Weighted-average discount rate
Operating leases	26.76%	10.00%

Weighted-average remaining lease term (years)
Operating leases	4.12	2.76

The following table presents the components of the Company’s lease expenses for the following periods.

		Year Ended December 31,
		2023	2022
Lease costs	Classification on our Statement of Operations
Operating lease costs	General and administrative expenses	$60,442	$47,624
Operating lease costs	Lease operating expenses	$4,355	$5,806
Operating lease costs	Gathering and processing expenses	$180,000	$—
Short-term lease costs	General and administrative expenses	$8,835	$8,835
Variable lease costs	Gathering and processing expenses	$120,000	$—
Variable lease costs	General and administrative expenses	$43,077	$32,450

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating lease – operating cash flows	$251,988	$47,885
ROU assets recognized in exchange for lease obligations:
Operating leases	$963,940	$80,117

Maturities of the Company’s operating lease liabilities included on the accompanying Consolidated Balance Sheets as of December 31, 2023 were as follows:

Operating Leases
2024	406,286
2025	405,855
2026	407,207
2027	363,943
2028	90,000
Total minimum lease payments	1,673,291
Less: imputed interest	(646,654)
Present value of future minimum lease payments	1,026,637
Less current	(161,524)
Non-current lease liabilities	$865,113